UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2016	Jan. 31, 2015	Apr. 30, 2015	Apr. 30, 2014
Operating revenue:
Personalized oncology solutions	$ 416	$ 453	$ 1,387	$ 1,245	$ 1,663	$ 2,264
Translational oncology solutions	2,136	1,376	6,958	4,377	7,200	9,286
Total operating revenue	2,552	1,829	8,345	5,622	8,863	11,550
Costs and operating expenses:
Cost of personalized oncology solutions	479	674	1,661	2,190	2,733	2,731
Cost of translational oncology solutions	1,627	1,301	4,683	3,225	4,900	3,532
Research and development	999	1,093	3,018	3,757	4,845	2,265
Sales and marketing	779	1,094	2,688	3,340	4,283	3,155
General and administrative	1,041	1,086	4,062	3,944	5,340	6,127
Total costs and operating expenses	4,925	5,248	16,112	16,456	22,101	17,810
Loss from operations	(2,373)	(3,419)	(7,767)	(10,834)	(13,238)	(6,260)
Other (expense) income:
Change in fair value of warrant liability	0	621	0	1,401	981	(965)
Warrant modification charge					(586)	0
Other (expense)	(8)	(6)	(29)	(3)	(170)	(164)
Total other (expense) income	(8)	615	(29)	1,398	225	(1,129)
Loss before provision for income taxes	(2,381)	(2,804)	(7,796)	(9,436)	(13,013)	(7,389)
Provision for income taxes	31	12	76	27	127	17
Net loss	$ (2,412)	$ (2,816)	$ (7,872)	$ (9,463)	$ (13,140)	$ (7,406)
Net loss per common share outstanding
basic (in dollars per share)	$ (0.28)	$ (0.51)	$ (0.90)	$ (1.70)	$ (2.20)	$ (1.33)
diluted (in dollars per share)	$ (0.28)	$ (0.61)	$ (0.90)	$ (1.94)	$ (2.20)	$ (1.33)
Weighted average common shares outstanding
basic (in shares)	8,702,237	5,574,447	8,702,237	5,574,244	5,985,346	5,571,993
diluted (in shares)	8,702,237	5,603,798	8,702,237	5,603,595	6,424,410	5,571,993
Weighted average common shares outstanding basic and diluted (in shares)					5,985,346	5,571,993